Consolidated Income Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Fee income	$ 7,594	$ 6,504	$ 6,325
Premiums	107	130	537
Net investment income	3,086	2,781	3,018
Net gains (losses) on derivatives and investments	(2,480)	(6,454)	(6,717)
Other income	93	64	71
Total revenues	8,400	3,025	3,234
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	892	1,235	1,430
Interest credited on other contract holder funds, net of deferrals	861	1,202	1,632
Interest expense	22	44	84
Operating costs and other expenses, net of deferrals	2,242	807	1,907
Cost of reinsurance	0	2,520	0
Amortization of deferred acquisition and sales inducement costs	520	(390)	(981)
Total benefits and expenses	4,537	5,418	4,072
Pretax income (loss)	3,863	(2,393)	(838)
Income tax expense (benefit)	616	(841)	(373)
Net income (loss)	$ 3,247	$ (1,552)	$ (465)